Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and Expenses by Nature
Salaries and payroll charges	R$ (274,581)	R$ (279,523)	R$ (200,621)
Raw materials and productions costs	(185,862)	(216,791)	(238,635)
Editorial costs	(71,705)	(52,794)	(61,281)
Depreciation and amortization	(211,156)	(174,088)	(164,932)
Copyright	(58,885)	(59,597)	(61,975)
Advertising and publicity	(77,655)	(88,965)	(60,416)
Utilities, cleaning and security	(25,505)	(19,499)	(11,869)
Rent and condominium fees	(17,775)	(14,278)	(20,375)
Third-party services	(25,758)	(23,904)	(26,406)
Travel	(8,747)	(8,760)	(12,471)
Consulting and advisory services	(23,395)	(25,269)	(16,028)
Impairment losses on trade receivables	(32,726)	(25,015)	(4,297)
Material	(3,523)	(3,708)	(1,087)
Taxes and contributions	(2,808)	(2,066)	(3,278)
Reversal for tax, civil and labor risks	1,986	2,092	3,325
Provision for obsolete inventories	(22,117)	(4,057)	(6,831)
Income from lease and sublease agreements with related parties	15,939	21,683
Other income, net	5,554	4,283	(20,052)
Costs and Expenses by Nature	R$ (1,018,719)	R$ (970,256)	R$ (907,229)